Schedule of other current liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Withholding tax payable	$ 182	$ 454,883
Other current liabilities	95,410	(311,810)
Total other current liabilities	$ 95,592	$ 143,073